Divestitures (Details) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
		Jul. 06, 2017	Sep. 30, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 26, 2017
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down						$ 341
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Gain (Loss) on Disposition of Business					$ 1,095	0	$ 0
Williams Olefins, L.L.C. [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Consideration		$ 2,084						$ 12
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Gain (Loss) on Disposition of Business			$ 1,095
Williams Olefins, L.L.C. [Member] | Disposal Group, Not Discontinued Operations [Member]
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Income (loss) before income taxes of disposal group					26	141
Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Divested cash of disposal group						13
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Income (loss) before income taxes of disposal group					0	(9)
NGL And Petchem Services [Member] | Other (income) expense - net [Member] | Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Loss on sale of Canadian operations (see Note 2)					$ 4	34	$ 0
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments						11
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | NGL And Petchem Services [Member] | Impairment Of Certain Assets [Member] | Canadian Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	[1]			$ 341
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | NGL And Petchem Services [Member] | Impairment Of Certain Assets [Member] | Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down				$ 341
Cash Consideration [Member] | Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Consideration						672
Reduction In Incentive Distribution Rights Payment [Member] | Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Consideration						$ 150
Variable Interest Term Loan due 2018 [Member] | Williams Partners L.P. [Member]
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Extinguishment of Debt, Amount		$ 850

[1]	Relates to our Canadian operations. We designated these operations as held for sale as of June 30, 2016. As a result, we measured the fair value of the disposal group, resulting in an impairment charge. The estimated fair value was determined by a market approach based primarily on inputs received in the marketing process and reflected our estimate of the potential assumed proceeds. We disposed of our Canadian operations through a sale during the third quarter of 2016. (See Note 2 – Acquisitions and Divestitures).